Average Annual Total Returns		12 Months Ended	39 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Innovator U.S. Equity Accelerated Plus ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.76%	8.13%
Performance Inception Date	Sep. 30, 2021
Innovator U.S. Equity Accelerated Plus ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.76%	8.13%
Innovator U.S. Equity Accelerated Plus ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.15%	6.37%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	13.17%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		16.39%	11.51%